Contributed Equity - Summary of Unlisted Options (Detail)	12 Months Ended
Jun. 30, 2018 $ / shares
Disclosure of classes of share capital [line items]
Number	726,714,201
Unlisted Options Expired on December 12, 2018 [member]
Disclosure of classes of share capital [line items]
Expiration Date	Dec. 12, 2018
Exercise Price	$ 0.05019
Number	147,628,500
Unlisted Options Expired on August 4, 2020 [member]
Disclosure of classes of share capital [line items]
Expiration Date	Aug. 04, 2020
Exercise Price	$ 0.02370
Number	371,445,231
Unlisted Options Expired on October 30, 2020 [member]
Disclosure of classes of share capital [line items]
Expiration Date	Oct. 30, 2020
Exercise Price	$ 0.05700
Number	793,103
Unlisted Options Expired on March 7, 2021 [member]
Disclosure of classes of share capital [line items]
Expiration Date	Mar. 07, 2021
Exercise Price	$ 0.04000
Number	1,026,272
Unlisted Options Expired on August 4, 2025 [member]
Disclosure of classes of share capital [line items]
Expiration Date	Aug. 04, 2025
Exercise Price	$ 0.02500
Number	8,475,995
Unlisted Options Expired on November 5, 2023 [member]
Disclosure of classes of share capital [line items]
Expiration Date	Nov. 05, 2023
Exercise Price	$ 0.02500
Number	197,345,100